UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    Director
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                      May 09, 2007
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 84
                                              -----------------------

Form 13F Information Table Value Total:      $     321,147,917
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2        COLUMN 3     COLUMN 4       COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                      VALUE     SHRS OR   SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
ISSUER                  CLASS           CUSIP       [x$1000]    PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Acceptance Insurance
  Companies Inc.        COM             004308102   $     9,176    229,400  SH          Sole         N/A        Sole
Advanced Marketing
  Services Inc.         COM             00753T105   $     2,349     78,300  SH          Sole         N/A        Sole
Air France-American     SPONSORED
  Depository Shares     ADR             009119108   $ 4,876,165    106,910  SH          Sole         N/A        Sole
Allied Defense
  Group, Inc.           COM             019118108   $ 3,282,781    383,951  SH          Sole         N/A        Sole
American Pacific
  Corp.                 COM             028740108   $ 8,616,874    742,834  SH          Sole         N/A        Sole
Amerigo resources       COM             03074G109   $   943,400    445,000  SH          Sole         N/A        Sole
Audiovox Corporation
  Class A               CL A            050757103   $18,069,203  1,226,694  SH          Sole         N/A        Sole
Bassett Furniture
  Industry              COM             070203104   $ 9,298,241    631,674  SH          Sole         N/A        Sole
BKF Capital Group       COM             05548G102   $ 1,491,760    459,003  SH          Sole         N/A        Sole
Bowl America Inc. -
  Class A               CL A            102565108   $   495,683     30,005  SH          Sole         N/A        Sole
California First
  National Bank Corp.   COM             130222102   $ 7,497,906    570,183  SH          Sole         N/A        Sole
Callon Petroleum Co.    COM             13123X102   $ 3,304,295    243,500  SH          Sole         N/A        Sole
Canfor Corporation      COM             137576104   $ 7,081,667    774,799  SH          Sole         N/A        Sole
Canfor Pulp Income      COM             137582102   $   978,373     79,349  SH          Sole         N/A        Sole
CF Industries
  Holdings, Inc.        COM             125269100   $16,564,935    429,700  SH          Sole         N/A        Sole
Coachmen Industry Inc.  COM             189873102   $ 2,130,219    202,300  SH          Sole         N/A        Sole
Commerce Energy Group   COM             20061Q106   $   209,831     86,000  SH          Sole         N/A        Sole
Comstock Homebuilding   CL A            205684103   $ 1,813,716    447,831  SH          Sole         N/A        Sole
Consolidated Tomoka     COM             210226106   $   445,155      5,900  SH          Sole         N/A        Sole
Covenant Transport
  Inc. Cl. A.           CL A            22284P105   $ 1,646,465    149,407  SH          Sole         N/A        Sole
CPAC Inc.               COM             126145101   $ 3,304,579    388,774  SH          Sole         N/A        Sole
Delta Apparel Inc.      COM             247368103   $ 6,136,980    352,700  SH          Sole         N/A        Sole
Delta Woodside
  Industries            COM             247909203   $     3,067    438,210  SH          Sole         N/A        Sole
Dillards Inc. Class A.  CL A            254067101   $ 7,251,004    221,540  SH          Sole         N/A        Sole
Dominion Homes, Inc.    COM             257386102   $ 4,475,735  1,001,283  SH          Sole         N/A        Sole
Duckwall-ALCO           COM             264142100   $ 6,752,438    164,493  SH          Sole         N/A        Sole
Enesco Group            COM             292973104   $     3,904    929,500  SH          Sole         N/A        Sole
Excel Maritime
  Carriers              COM             V3267N107   $   344,600     20,000  SH          Sole         N/A        Sole
Exide Technologies      COM NEW         302051206   $ 5,362,819    616,416  SH          Sole         N/A        Sole
Exxon Mobil Corp.       COM             30231G102   $   497,970      6,600  SH          Sole         N/A        Sole
General Electric
  Company               COM             369604103   $   229,840      6,500  SH          Sole         N/A        Sole
Handleman Company       COM             410252100   $ 9,919,007  1,423,100  SH          Sole         N/A        Sole
Head N.V.               NY REGISTRY SH  422070102   $ 8,068,608  1,977,600  SH          Sole         N/A        Sole
Huttig Building
  Products              COM             448451104   $   366,025     60,500  SH          Sole         N/A        Sole
IDT Corporation
  (IDT.C)               COM             448947101   $   198,528     17,600  SH          Sole         N/A        Sole
IDT Corporation Class
  B. (IDT)              COM             448947309   $ 1,113,435     98,100  SH          Sole         N/A        Sole
Integrated Telecom
  Express Inc.          COM             45817u994   $     3,083    308,300  SH          Sole         N/A        Sole
International Aluminum
  Corp.                 COM             458884103   $   847,200     16,000  SH          Sole         N/A        Sole
International
  Shipholding
  Corporation           COM NEW         460321201   $ 3,280,877    178,697  SH          Sole         N/A        Sole
J. Alexanders Corp.     COM             466096104   $ 1,478,711    133,820  SH          Sole         N/A        Sole
John B. Sanfilippo &
  Son Inc.              COM             800422107   $ 4,402,819    330,294  SH          Sole         N/A        Sole
Lodgian Inc.            COM PAR .01     54021P502   $ 2,114,888    158,300  SH          Sole         N/A        Sole
LQ Corporation          COM             50213T104   $    63,966     53,305  SH          Sole         N/A        Sole
MAIR Holdings Inc.      COM             560635104   $ 8,656,231  1,317,539  SH          Sole         N/A        Sole
Markel Corporation      COM             570535104   $   247,263        510  SH          Sole         N/A        Sole
Medallion Financial
  Corp.                 COM             583928106   $ 2,861,602    250,140  SH          Sole         N/A        Sole
Meridian Resources      COM             58977Q109   $ 1,289,634    535,118  SH          Sole         N/A        Sole
Mesa Air Group          COM             590479101   $ 7,295,147    968,811  SH          Sole         N/A        Sole
MI Developments Inc.    CL A SUB VTG    55304X104   $ 5,228,842    139,846  SH          Sole         N/A        Sole
MIIX Group, Inc.        COM             59862V104   $       919    306,450  SH          Sole         N/A        Sole
Mod-Pac Corp.           COM             607495108   $ 1,529,708    137,937  SH          Sole         N/A        Sole
Nathan Famous           COM             632347100   $ 1,993,944    132,400  SH          Sole         N/A        Sole
National Presto Inds.,
  Inc.                  COM             637215104   $   952,338     15,450  SH          Sole         N/A        Sole
National RV Holdings    COM             637277104   $ 1,956,944    885,495  SH          Sole         N/A        Sole
Northern Orion
  Resources Inc.        SPONSORED ADR   665575106   $   115,588     28,400  SH          Sole         N/A        Sole
Novartis ADR            COM             66987V109   $   223,983      4,100  SH          Sole         N/A        Sole
OCA, Inc.               COM             67083Q101   $        --    670,400  SH          Sole         N/A        Sole
Olympic Steel Inc.      COM             68162K106   $   285,108      9,200  SH          Sole         N/A        Sole
Peak International
  Ltd.                  COM             G69586108   $ 2,720,993    985,867  SH          Sole         N/A        Sole
Pep Boys - MM&J         COM             713278109   $   404,708     21,200  SH          Sole         N/A        Sole
PMA Capital Corp. Cl. A CL A            693419202   $24,069,331  2,563,294  SH          Sole         N/A        Sole
Pope & Talbot Inc.      COM             732827100   $ 7,338,938  1,087,250  SH          Sole         N/A        Sole
PXRE Group Ltd.         COM             G73018106   $ 4,031,630    839,923  SH          Sole         N/A        Sole
Quaker Fabric Corp.     COM             747399103   $ 2,347,923  1,989,765  SH          Sole         N/A        Sole
Quanta Capital
  Holdings Ltd.         SHS             G7313F106   $ 5,296,139  2,534,038  SH          Sole         N/A        Sole
Quipp, Inc.             COM             748802105   $   731,825    100,250  SH          Sole         N/A        Sole
Reliant Energy Inc.     COM             75952B105   $ 6,555,232    322,600  SH          Sole         N/A        Sole
Ryerson Inc.            COM             78375P107   $10,740,982    271,100  SH          Sole         N/A        Sole
SCPIE Holdings          COM             78402P104   $ 9,559,560    421,126  SH          Sole         N/A        Sole
Sea Containers LTD-CL A CL A            811371707   $ 1,559,830  2,328,105  SH          Sole         N/A        Sole
SLM Corporation         COM             78442p106   $   233,130      5,700  SH          Sole         N/A        Sole
Spansion Inc. Cl. A.    CL A            84649R101   $14,948,597  1,226,300  SH          Sole         N/A        Sole
Specialty
  Underwriters'
  Alliance              COM             84751T309   $ 3,926,484    507,954  SH          Sole         N/A        Sole
Steel Technologies      COM             858147101   $   236,581      7,998  SH          Sole         N/A        Sole
Superior Industries
  International Inc.    COM             868168105   $16,932,374    812,884  SH          Sole         N/A        Sole
Sypris Solutions Inc.   COM             871655106   $   226,502     35,008  SH          Sole         N/A        Sole
Tandy Brands
  Accessories Inc.      COM             875378101   $ 3,108,436    236,743  SH          Sole         N/A        Sole
Technology Solutions    COM NEW         87872T207   $   357,026     45,714  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class A     CL A            878895200   $ 6,828,699    678,123  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class B     CL B            878895101   $ 4,363,263    438,952  SH          Sole         N/A        Sole
Terra Industries Inc.   COM             880915103   $ 2,366,000    135,200  SH          Sole         N/A        Sole
TOP Tankers, Inc.       COM             Y8897Y107   $   226,942     48,700  SH          Sole         N/A        Sole
USEC, Inc.              COM             90333E108   $ 4,320,063    265,850  SH          Sole         N/A        Sole
Vestin Realty Mortgage  COM             925490104   $   101,202     17,509  SH          Sole         N/A        Sole